Derivative Instruments and Hedging Activities (Schedule of the Notional Amount and Fair Value of Derivative Instruments) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) interest_rate_swap_agreement	Dec. 31, 2018 USD ($)	Apr. 01, 2019 USD ($)	Dec. 31, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Effective Dates	Apr. 01, 2019
Fair Value of Asset	$ 3,420	$ 6,204		$ 3,934
Fair Value of (Liability)	$ (827)	0		(22)
Number of interest rate swap agreements entered into during period | interest_rate_swap_agreement	2
Secured credit facility, principal amount outstanding	$ 365,000	355,000		220,000
Variable Rate, Subject To Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Secured credit facility, principal amount outstanding	100,000	100,000		100,000
Term Loan [Member] | Variable Rate, Subject To Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Secured credit facility, principal amount outstanding	100,000	100,000		100,000
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Outstanding Notional Amount	$ 497,205	$ 347,435		347,699
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Effective Dates	Jul. 01, 2016	Jul. 01, 2016
Maturity Dates	Dec. 22, 2020	Dec. 22, 2020
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Effective Dates	Apr. 01, 2019	Nov. 16, 2017
Maturity Dates	Apr. 27, 2023	Nov. 16, 2022
Other Assets, Net [Member] | Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Asset	$ 3,420	$ 6,204		3,934
Accounts Payable and Other Liabilities [Member] | Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair Value of (Liability)	$ (827)	$ 0		$ (22)
Subsequent Event [Member] | Term Loan [Member] | Variable Rate, Subject To Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Secured credit facility, principal amount outstanding			$ 150,000